Manager
Securities Operations

[redacted]

CERTNYS

NYSE

05073744

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-31670

December 15, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PowerShares Exchange-Traded Fund Trust, Shares of beneficial interest, par value $0.01 per share, of PowerShares FTSE RAFI US 1000 Portfolio and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 15, 2005. Tentative listing date – December 19, 2005.

Sincerely,

Paras Madho